Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Prepayments and Other Assets, Net [Abstract]
Loans receivable, net	¥ 668		¥ 8,877
Security deposits with real estate developers, net	21,905		19,345
Rental and other deposits, net	4,113		3,836
Other receivables	117,395	$ 117,395	94,667	$ 94,667
Prepayments and other assets, net	144,081		126,725
Current Portion	144,081	19,737	126,725
Total prepayments and other assets, net	¥ 144,081	$ 3,300	¥ 126,725